Provisions and other current liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring provisions movements [roll forward]
Cash payments	$ (19,294)	$ (19,348)	$ (18,567)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	438	507	153
Provisions related to discontinued operations		(8)
Additions	354	492	534
Cash payments	(268)	(479)	(145)
Releases	(87)	(72)	(33)
Currency translation effects	22	(2)	(2)
Provision at end of period	$ 459	$ 438	507
Restructuring provision | Continuing operations [member]
Restructuring provisions movements [roll forward]
Additions			521
Releases			$ (31)